Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
The changes in the balances of each component of Accumulated Other Comprehensive Income ("AOCI") for the years ended December 31, 2017 and 2016, including amounts reclassified out of AOCI, are as follows:

(In millions of dollars)	Unrealized Investment Gains (Losses)	Pension/Post-Retirement Plans Gains (Losses)	Foreign Currency Translation Adjustments	Total
Balance as of January 1, 2017	$19	$(3,232)	$(1,880)	$(5,093)
Other comprehensive (loss) income before reclassifications	(5)	160	715	870
Amounts reclassified from accumulated other comprehensive loss	—	180	—	180
Net current period other comprehensive (loss) income	(5)	340	715	1,050
Balance as of December 31, 2017	$14	$(2,892)	$(1,165)	$(4,043)

(In millions of dollars)	Unrealized Investment Gains	Pension/Post-Retirement Plans Gains (Losses)	Foreign Currency Translation Adjustments	Total
Balance as of January 1, 2016	$6	$(3,124)	$(1,102)	$(4,220)
Other comprehensive income (loss) before reclassifications	13	(294)	(778)	(1,059)
Amounts reclassified from accumulated other comprehensive loss	—	186	—	186
Net current period other comprehensive income (loss)	13	(108)	(778)	(873)
Balance as of December 31, 2016	$19	$(3,232)	$(1,880)	$(5,093)

The components of other comprehensive income (loss) are as follows:

For the Years Ended December 31,	2017
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$717	$2	$715
Unrealized investment losses	(7)	(2)	(5)
Pension/post-retirement plans:
Amortization of losses included in net periodic pension cost:
Prior service credits (a)	(1)	—	(1)
Net actuarial losses (a)	167	30	137
Effect of curtailment (a)	(1)	—	(1)
Effect of settlement (a)	54	9	45
Subtotal	219	39	180
Net gains arising during period	374	62	312
Foreign currency translation adjustments	(201)	(36)	(165)
Other adjustments	16	3	13
Pension/post-retirement plans gains	408	68	340
Other comprehensive income	$1,118	$68	$1,050
(a) Components of net periodic pension cost are included in other net benefit credits in the Consolidated Statements of Income. Tax on prior service gains and net actuarial losses is included in income tax expense.

For the Years Ended December 31,	2016
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$(742)	$36	$(778)
Unrealized investment gains	21	8	13
Pension/post-retirement plans:
Amortization of losses included in net periodic pension cost:
Prior service losses (a)	3	1	2
Net actuarial losses (a)	166	46	120
Subtotal	169	47	122
Effect of curtailment	102	38	64
Net losses arising during period	(855)	(175)	(680)
Foreign currency translation adjustments	416	70	346
Other adjustments	49	9	40
Pension/post-retirement plans losses	(119)	(11)	(108)
Other comprehensive (loss) income	$(840)	$33	$(873)
(a) Components of net periodic pension cost are included in other net benefit credits in the Consolidated Statements of Income. Tax on prior service gains and net actuarial losses is included in income tax expense.

For the Years Ended December 31,	2015
(In millions of dollars)	Pre-Tax	Tax (Credit)	Net of Tax
Foreign currency translation adjustments	$(639)	$4	$(643)
Unrealized investment gains	1	—	1
Pension/post-retirement plans:
Amortization of (gains) losses included in net periodic pension cost:
Prior service credits (a)	(1)	—	(1)
Net actuarial losses (a)	271	96	175
Subtotal	270	96	174
Effect of curtailment (a)	(3)	—	(3)
Plan Termination (a)	(6)	(3)	(3)
Net losses arising during period	(125)	(62)	(63)
Foreign currency translation adjustments	214	43	171
Other	(13)	(6)	(7)
Pension/post-retirement plans gains	337	68	269
Other comprehensive (loss) income	$(301)	$72	$(373)

(a) Components of net periodic pension cost are included in other net benefit credits in the Consolidated Statements of Income. Tax on prior service gains and net actuarial losses is included in income tax expense.
The components of accumulated other comprehensive income (loss) are as follows:

(In millions of dollars)	December 31, 2017	December 31, 2016
Foreign currency translation adjustments (net of deferred tax adjustments of $(11) in 2017 and deferred tax adjustments of $(9) in 2016, respectively)	$(1,165)	$(1,880)
Net unrealized investment gains (net of deferred tax liability of $7 in 2017 and $10 in 2016)	14	19
Net charges related to pension/post-retirement plans (net of deferred tax asset of $1,462 and $1,530 in 2017 and 2016, respectively)	(2,892)	(3,232)
	$(4,043)	$(5,093)